Interim Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 17,448	$ 15,641
Restricted deposits	182	168
Short-term deposits	12,007
Prepaid expenses and other current assets	351	764
Total current assets	29,988	16,573
LONG-TERM ASSETS:
Property and equipment, net	5,339	6,075
Operating lease right-of-use assets	2,062	2,295
Other long-term assets	298	277
Total long-term assets	7,699	8,647
Total assets	37,687	25,220
CURRENT LIABILITIES:
Trade payables	2,572	2,409
Accrued expenses and other current liabilities	2,967	2,566
Current maturities of long-term debt	6,548	6,787
Current maturities of operating lease liabilities	1,068	919
Total current liabilities	13,155	12,681
LONG-TERM LIABILITIES:
Long-term debt		634
Deferred revenues	2,548	2,548
Long-term operating lease liabilities	1,054	1,277
Other liabilities	454	396
Total long-term liabilities	4,056	4,855
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS’ EQUITY:
Ordinary shares with no par value - Authorized: 107,800,000 shares at June 30, 2025 and December 31, 2024; Issued and outstanding: 15,654,129 and 10,190,904 shares at June 30, 2025 and December 31, 2024, respectively
Additional paid-in capital	306,052	275,015
Accumulated deficit	(285,576)	(267,331)
Total shareholders’ equity	20,476	7,684
Total liabilities and shareholders’ equity	$ 37,687	$ 25,220